FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2021
Fair Value Measurement [Abstract]
Financial assets classification
The following table provides the details of financial instruments and their associated classifications as at June 30, 2021:

(US$ MILLIONS)
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$2,076	$2,076
Accounts and other receivable, net (current and non-current)	—	—	5,239	5,239
Other assets (current and non-current) (1)	—	—	565	565
Financial assets (current and non-current) (2)	723	6,335	1,705	8,763
Total	$723	$6,335	$9,585	$16,643
Financial liabilities
Accounts payable and other (current and non-current) (2) (3)	$265	$316	$9,550	$10,131
Borrowings (current and non-current)	—	—	22,285	22,285
Total	$265	$316	$31,835	$32,416
____________________________________
(1)Excludes prepayments, subrogation recoverable, deferred policy acquisition costs and assets held for sale of $1,180 million.
(2)Refer to Hedging Activities in Note 4(a) below.
(3)Includes derivative liabilities, and excludes provisions, decommissioning liabilities, deferred revenues, unearned premium reserve, work in progress, post-employment benefits, liabilities held for sale and various taxes and duties of $8,327 million.
The following table provides the allocation of financial instruments and their associated classifications as at December 31, 2020:

(US$ MILLIONS)
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$2,743	$2,743
Accounts and other receivable, net (current and non-current)	—	—	4,989	4,989
Other assets (current and non-current) (1)	—	—	536	536
Financial assets (current and non-current) (2)	933	5,561	2,302	8,796
Total (3)	$933	$5,561	$10,570	$17,064
Financial liabilities
Accounts payable and other (2) (4)	$435	$370	$9,063	$9,868
Borrowings (current and non-current)	—	—	23,776	23,776
Total	$435	$370	$32,839	$33,644
____________________________________
(1)Excludes prepayments, subrogation recoverable and other assets of $1,048 million.
(2)Refer to Hedging Activities in Note 4(a) below.
(3)Total financial assets include $4,704 million of assets pledged as collateral.
(4)Includes derivative liabilities and excludes provisions, decommissioning liabilities, deferred revenues, unearned premium reserve, work in progress, post-employment benefits, liabilities held for sale and various taxes and duties of $8,064 million.

(US$ MILLIONS)	June 30, 2021	December 31, 2020
Current
Marketable securities	$1,285	$995
Restricted cash	436	833
Derivative contracts	149	167
Loans and notes receivable	244	195
Other financial assets (1)	167	385
Total current	$2,281	$2,575
Non-current
Marketable securities	$3,875	$3,535
Restricted cash	279	272
Derivative contracts	87	110
Loans and notes receivable	745	1,002
Other financial assets (1)	1,496	1,302
Total non-current	$6,482	$6,221
____________________________________
(1)Other financial assets include secured debentures, asset-backed securities and preferred shares in the partnership’s business services segment.

(US$ MILLIONS)	June 30, 2021	December 31, 2020
Current, net	$4,511	$4,306
Non-current, net
Accounts receivable	56	60
Retainer on customer contract	68	68
Billing rights	604	555
Total non-current, net	$728	$683
Total	$5,239	$4,989

Financial liabilities classification
The following table provides the details of financial instruments and their associated classifications as at June 30, 2021:

(US$ MILLIONS)
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$2,076	$2,076
Accounts and other receivable, net (current and non-current)	—	—	5,239	5,239
Other assets (current and non-current) (1)	—	—	565	565
Financial assets (current and non-current) (2)	723	6,335	1,705	8,763
Total	$723	$6,335	$9,585	$16,643
Financial liabilities
Accounts payable and other (current and non-current) (2) (3)	$265	$316	$9,550	$10,131
Borrowings (current and non-current)	—	—	22,285	22,285
Total	$265	$316	$31,835	$32,416
____________________________________
(1)Excludes prepayments, subrogation recoverable, deferred policy acquisition costs and assets held for sale of $1,180 million.
(2)Refer to Hedging Activities in Note 4(a) below.
(3)Includes derivative liabilities, and excludes provisions, decommissioning liabilities, deferred revenues, unearned premium reserve, work in progress, post-employment benefits, liabilities held for sale and various taxes and duties of $8,327 million.
The following table provides the allocation of financial instruments and their associated classifications as at December 31, 2020:

(US$ MILLIONS)
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$2,743	$2,743
Accounts and other receivable, net (current and non-current)	—	—	4,989	4,989
Other assets (current and non-current) (1)	—	—	536	536
Financial assets (current and non-current) (2)	933	5,561	2,302	8,796
Total (3)	$933	$5,561	$10,570	$17,064
Financial liabilities
Accounts payable and other (2) (4)	$435	$370	$9,063	$9,868
Borrowings (current and non-current)	—	—	23,776	23,776
Total	$435	$370	$32,839	$33,644
____________________________________
(1)Excludes prepayments, subrogation recoverable and other assets of $1,048 million.
(2)Refer to Hedging Activities in Note 4(a) below.
(3)Total financial assets include $4,704 million of assets pledged as collateral.
(4)Includes derivative liabilities and excludes provisions, decommissioning liabilities, deferred revenues, unearned premium reserve, work in progress, post-employment benefits, liabilities held for sale and various taxes and duties of $8,064 million.

Carrying and fair values of financial assets	The following table categorizes financial assets and liabilities, which are carried at fair value, based upon the level of input as at June 30, 2021 and December 31, 2020:

	June 30, 2021			December 31, 2020
(US$ MILLIONS)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets
Common shares	$809	$—	$—	$481	$—	$—
Corporate and government bonds	162	4,186	—	—	4,049	—
Derivative assets	5	231	—	46	231	—
Other financial assets (1)	629	617	417	775	571	341
	$1,605	$5,034	$417	$1,302	$4,851	$341
Financial liabilities
Derivative liabilities	$25	$479	$—	$72	$722	$—
Other financial liabilities	—	—	77	—	—	11
	$25	$479	$77	$72	$722	$11
____________________________________
(1)Other financial assets include secured debentures, asset-backed securities and preferred shares in the partnership’s business services segment. Level 1 other financial assets are primarily publicly traded preferred shares and mutual funds. Level 2 other financial assets are primarily asset-backed securities and Level 3 financial assets are primarily secured debentures.

Carrying and fair values of financial liabilities	The following table categorizes financial assets and liabilities, which are carried at fair value, based upon the level of input as at June 30, 2021 and December 31, 2020:

	June 30, 2021			December 31, 2020
(US$ MILLIONS)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets
Common shares	$809	$—	$—	$481	$—	$—
Corporate and government bonds	162	4,186	—	—	4,049	—
Derivative assets	5	231	—	46	231	—
Other financial assets (1)	629	617	417	775	571	341
	$1,605	$5,034	$417	$1,302	$4,851	$341
Financial liabilities
Derivative liabilities	$25	$479	$—	$72	$722	$—
Other financial liabilities	—	—	77	—	—	11
	$25	$479	$77	$72	$722	$11
____________________________________
(1)Other financial assets include secured debentures, asset-backed securities and preferred shares in the partnership’s business services segment. Level 1 other financial assets are primarily publicly traded preferred shares and mutual funds. Level 2 other financial assets are primarily asset-backed securities and Level 3 financial assets are primarily secured debentures.

Schedule of significant unobservable inputs used and change in balance of financial assets
The following table presents the change in the balance of financial assets classified as Level 3 as at June 30, 2021 and December 31, 2020:

(US$ MILLIONS)	June 30, 2021	December 31, 2020
Balance at beginning of period	$341	$287
Fair value change recorded in net income	(5)	(2)
Fair value change recorded in other comprehensive income	13	(3)
Additions	69	221
Disposals	(1)	(162)
Balance at end of period	$417	$341

Schedule of significant unobservable inputs used and change in balance of financial liabilities
The following table presents the change in the balance of financial assets classified as Level 3 as at June 30, 2021 and December 31, 2020:

(US$ MILLIONS)	June 30, 2021	December 31, 2020
Balance at beginning of period	$341	$287
Fair value change recorded in net income	(5)	(2)
Fair value change recorded in other comprehensive income	13	(3)
Additions	69	221
Disposals	(1)	(162)
Balance at end of period	$417	$341